[Aetna                                              151 Farmington Avenue
Retirement Services                                 Hartford, CT  06156
letterhead]

                                                    Linda M. Hernandez
                                                    Prospectus Development Unit
                                                    ARS Operations, TS41
                                                    (860) 273-0912
 June 2, 1998                                       Fax (860) 273-3004

Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C. 20549
Attention: Filing Desk

RE: Aetna Life Insurance and Annuity Company and its Variable Annuity Account C
    Prospectus Title: Group Variable Annuity Contracts for State University of New York (SUNY) Defined Contribution Retirement Plan
    File Nos. 33-81216; 811-2513
    Rule 497(e) Filing

Dear Sir or Madam:

Submitted for filing pursuant to Rule 497(e) under the Securities Act of 1933 is the Prospectus Supplement dated May 1, 1998 for the above-referenced registrant. The definitive Prospectus and Statement of Additional Information, each dated May 1, 1998, have been filed electronically with the Securities and Exchange Commission on May 4, 1998 (Accession No. 0000950146-98-000756).

If you have any questions regarding this submission, please contact the undersigned at (860) 273-0912.

Sincerely,

/s/ Linda M. Hernandez

Linda M. Hernandez

                           VARIABLE ANNUITY ACCOUNT C
                    Aetna Life Insurance and Annuity Company

        Supplement dated May 1, 1998 to the Prospectus dated May 1, 1998


    Group Variable Annuity Contracts for State University of New York (SUNY)
                      Defined Contribution Retirement Plan


The information in this Supplement amends the information contained in the Prospectus dated May 1, 1998 (the "Prospectus") and should be read with that Prospectus.


In the section of the Prospectus entitled "PURCHASE - Contract Availability" found on page 5, the fourth paragraph should read as follows:


         Under a Modal Contract, ongoing Purchase Payments made pursuant to
Section 414(h) of the Code and transferred funds attributable to Code Section 414(h) contributions from another investment provider under the SUNY Plan are allocated to the Employee Account, and ongoing Purchase Payments made pursuant to Section 401(a) of the Code and transferred funds attributable to Code Section 401(a) contributions from another investment provider under the SUNY Plan are allocated to the Employer Account. (See also "Tax Status.")